Description of the Business - Compliance with Nasdaq Listing Requirements - Additional Information (Detail) - $ / shares		12 Months Ended
	Sep. 05, 2023	Dec. 31, 2023
Common Class A [Member]
Nature Of Operations [Line Items]
Closing bid price of common stock per share as per listing rule for consecutive 30 business days	$ 0.1	$ 1